Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. The remuneration of directors and key management, for the years ended April 30, 2023 and 2022, comprised of:

	For the year ended April 30,
	2023	2022
	($)	($)
Management salaries	378	290
Directors' fees	200	182
Share-based compensation	540	540
Total	1,118	1,012